                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2000

Check here if Amendment  [  ]                        Amendment No.:    _______
         This Amendment (Check only one):            [  ]  is a restatement.
                                                     [  ]  adds new holdings
                                                           entries.

Institutional Investment Manager Filing this Report:
Name:             Deborah Carlson
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts  January 26, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $ 766 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2       COLUMN 3      COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
     Name of Issuer  Title of Class     CUSIP         Value    Shrs or   Sh/ Put/  Investment    Other       Voting Authority
                                                    (X $1000)  Prn Amt   Prn Call  Discretion  Managers   Sole    Shared    None
Conoco                   Common       208251405         51      2,000       SH        Sole               2,000
CVS                      Common       126650100         38      1,000       SH        Sole               1,000
Eastern Ent.             Common       27636F100         60      1,000       SH        Sole               1,000
El Paso                  Common       283905107         40      1,000       SH        Sole               1,000
Energy East              Common       29266M109         40      2,000       SH        Sole               2,000
Fleet Boston             Common       339030108         37      1,000       SH        Sole               1,000
Florida Progress         Common       341109106         69      1,500       SH        Sole               1,500
GBT Bancorp              Common       361546104         80      4,500       SH        Sole               4,500
IMS Health               Common       449934108         25      1,500       SH        Sole               1,500
Intel                    Common       458140100         26       200        SH        Sole                200
Lucent                   Common       594463107         31       500        SH        Sole                500
Medtronic                Common       585055106         26       500        SH        Sole                500
New Plan Excel           Common       648053106         55      4,000       SH        Sole               4,000
Pfizer Inc.              Common       717081102         26       700        SH        Sole                700
Texas Util               Common       873168108         45      1,500       SH        Sole               1,500
Trans Canada             Common       893526103         15      2,000       SH        Sole               2,000
US West                  Common       91273H101         36       500        SH        Sole                500
Vodafone                 Common       92857W100         22       400        SH        Sole                400
XL Capital               Common       098255105         44       800        SH        Sole                800
                                                       766